UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

FORM N-Q

DECEMBER 31, 2017

BRANDYWINEGLOBAL - DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited)	December 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.4%
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.7%
Adient PLC	6,500	$511,550
Aptiv PLC	25,600	2,171,648
BorgWarner Inc.	20,200	1,032,018
Gentex Corp.	27,200	569,840
Goodyear Tire & Rubber Co.	23,904	772,338
Lear Corp.	6,928	1,223,901

Total Auto Components		6,281,295

Automobiles - 1.2%
Ford Motor Co.	355,500	4,440,195
General Motors Co.	143,005	5,861,775
Thor Industries Inc.	5,100	768,672

Total Automobiles		11,070,642

Distributors - 0.1%
Genuine Parts Co.	10,300	978,603

Diversified Consumer Services - 0.1%
H&R Block Inc.	19,600	513,912

Hotels, Restaurants & Leisure - 0.9%
Carnival Corp.	50,865	3,375,910
Hyatt Hotels Corp., Class A Shares	3,689	271,289	*
Norwegian Cruise Line Holdings Ltd.	21,600	1,150,200	*
Royal Caribbean Cruises Ltd.	20,300	2,421,384
Wyndham Worldwide Corp.	9,793	1,134,715

Total Hotels, Restaurants & Leisure		8,353,498

Household Durables - 0.8%
Garmin Ltd.	18,200	1,084,174
Leggett & Platt Inc.	12,000	572,760
Mohawk Industries Inc.	7,200	1,986,480	*
NVR Inc.	360	1,262,959	*
PulteGroup Inc.	29,975	996,669
Toll Brothers Inc.	15,400	739,508
Whirlpool Corp.	6,627	1,117,577

Total Household Durables		7,760,127

Leisure Products - 0.2%
Brunswick Corp.	8,500	469,370
Hasbro Inc.	11,400	1,036,146

Total Leisure Products		1,505,516

Media - 5.3%
Comcast Corp., Class A Shares	424,900	17,017,245
Madison Square Garden Co., Class A Shares	1,900	400,615	*
News Corp., Class A Shares	36,210	586,964
Time Warner Inc.	119,190	10,902,310
Twenty-First Century Fox Inc., Class A Shares	99,900	3,449,547
Walt Disney Co.	148,400	15,954,484

Total Media		48,311,165

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Multiline Retail - 0.7%
Dollar General Corp.	25,000	$2,325,250
Kohl’s Corp.	15,400	835,142
Nordstrom Inc.	11,700	554,346
Target Corp.	38,100	2,486,025

Total Multiline Retail		6,200,763

Specialty Retail - 1.4%
AutoNation Inc.	6,400	328,512	*
Best Buy Co. Inc.	27,600	1,889,772
CarMax Inc.	17,800	1,141,514	*
Gap Inc.	26,300	895,778
L Brands Inc.	6,750	406,485
Lowe’s Cos. Inc.	75,900	7,054,146
Tractor Supply Co.	8,800	657,800
Williams-Sonoma Inc.	8,300	429,110

Total Specialty Retail		12,803,117

Textiles, Apparel & Luxury Goods - 0.4%
Carter’s Inc.	4,300	505,207
Hanesbrands Inc.	33,200	694,212
Michael Kors Holdings Ltd.	10,200	642,090	*
PVH Corp.	7,400	1,015,354
Ralph Lauren Corp.	5,000	518,450

Total Textiles, Apparel & Luxury Goods		3,375,313

TOTAL CONSUMER DISCRETIONARY		107,153,951

CONSUMER STAPLES - 4.5%
Beverages - 0.1%
Dr. Pepper Snapple Group Inc.	11,500	1,116,190

Food & Staples Retailing - 3.6%
CVS Health Corp.	64,500	4,676,250
Wal-Mart Stores Inc.	287,700	28,410,375

Total Food & Staples Retailing		33,086,625

Food Products - 0.4%
Ingredion Inc.	6,500	908,700
Pilgrim’s Pride Corp.	23,500	729,910	*
Tyson Foods Inc., Class A Shares	19,400	1,572,758

Total Food Products		3,211,368

Household Products - 0.3%
Kimberly-Clark Corp.	22,300	2,690,718

Personal Products - 0.1%
Herbalife Ltd.	8,700	589,164	*

TOTAL CONSUMER STAPLES		40,694,065

ENERGY - 4.8%
Oil, Gas & Consumable Fuels - 4.8%
Chevron Corp.	179,800	22,509,162
ConocoPhillips	117,400	6,444,086
Energen Corp.	8,900	512,373	*

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
HollyFrontier Corp.	16,500	$845,130
Marathon Oil Corp.	59,500	1,007,335
Marathon Petroleum Corp.	50,100	3,305,598
Phillips 66	50,208	5,078,539
Valero Energy Corp.	42,500	3,906,175

TOTAL ENERGY		43,608,398

EXCHANGE-TRADED FUNDS - 1.5%
iShares Trust - iShares Russell 1000 Value Index Fund	109,000	13,553,060

FINANCIALS - 28.0%
Banks - 13.7%
BB&T Corp.	71,900	3,574,868
BOK Financial Corp.	6,321	583,555
CIT Group Inc.	11,900	585,837
Citigroup Inc.	261,157	19,432,692
Citizens Financial Group Inc.	48,100	2,019,238
Comerica Inc.	14,935	1,296,507
Commerce Bancshares Inc.	8,617	481,173
Cullen/Frost Bankers Inc.	5,700	539,505
East-West Bancorp Inc.	13,228	804,659
Fifth Third Bancorp	71,325	2,164,001
Huntington Bancshares Inc.	75,700	1,102,192
Investors Bancorp Inc.	27,900	387,252
JPMorgan Chase & Co.	338,098	36,156,200
KeyCorp	98,000	1,976,660
M&T Bank Corp.	14,500	2,479,355
PNC Financial Services Group Inc.	45,981	6,634,599
Prosperity Bancshares Inc.	6,700	469,469
Regions Financial Corp.	114,451	1,977,713
SunTrust Banks Inc.	45,969	2,969,138
Synovus Financial Corp.	11,600	556,104
U.S. Bancorp	160,619	8,605,966
Wells Fargo & Co.	473,700	28,739,379
Western Alliance Bancorp	7,400	418,988	*
Zions Bancorp	19,300	981,019

Total Banks		124,936,069

Capital Markets - 4.7%
Ameriprise Financial Inc.	16,165	2,739,483
Bank of New York Mellon Corp.	98,632	5,312,319
E*TRADE Financial Corp.	26,165	1,296,999	*
Franklin Resources Inc.	53,600	2,322,488
Goldman Sachs Group Inc.	37,730	9,612,095
Invesco Ltd.	38,650	1,412,271
Lazard Ltd., Class A Shares	11,800	619,500
Morgan Stanley	175,600	9,213,732
Nasdaq Inc.	13,463	1,034,362
Northern Trust Corp.	19,545	1,952,350
Raymond James Financial Inc.	12,200	1,089,460

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Capital Markets - (continued)
State Street Corp.	35,736	$3,488,191
T. Rowe Price Group Inc.	22,800	2,392,404

Total Capital Markets		42,485,654

Consumer Finance - 2.4%
Ally Financial Inc.	44,000	1,283,040
American Express Co.	88,490	8,787,942
Capital One Financial Corp.	45,768	4,557,577
Credit Acceptance Corp.	1,300	420,524	*
Discover Financial Services	39,928	3,071,262
Santander Consumer USA Holdings Inc.	33,100	616,322
Synchrony Financial	76,934	2,970,422

Total Consumer Finance		21,707,089

Diversified Financial Services - 0.2%
Leucadia National Corp.	34,100	903,309
Voya Financial Inc.	17,800	880,566

Total Diversified Financial Services		1,783,875

Insurance - 7.0%
AFLAC Inc.	37,988	3,334,587
Alleghany Corp.	1,744	1,039,581	*
Allstate Corp.	38,285	4,008,822
American Financial Group Inc.	16,930	1,837,582
American International Group Inc.	121,091	7,214,602
Assurant Inc.	6,356	640,939
Chubb Ltd.	42,300	6,181,299
Cincinnati Financial Corp.	14,977	1,122,826
Everest Re Group Ltd.	4,538	1,004,078
FNF Group	23,700	929,988
Hartford Financial Services Group Inc.	35,127	1,976,947
Lincoln National Corp.	20,300	1,560,461
Loews Corp.	32,058	1,603,862
Markel Corp.	1,466	1,669,965	*
MetLife Inc.	103,114	5,213,444
Old Republic International Corp.	25,100	536,638
Principal Financial Group Inc.	27,241	1,922,125
Prudential Financial Inc.	40,885	4,700,957
Reinsurance Group of America Inc.	6,928	1,080,283
Torchmark Corp.	28,845	2,616,530
Travelers Cos. Inc.	63,586	8,624,805
Unum Group	21,655	1,188,643
W.R. Berkley Corp.	11,482	822,685
Willis Towers Watson PLC	12,000	1,808,280
XL Group Ltd.	25,200	886,032

Total Insurance		63,525,961

TOTAL FINANCIALS		254,438,648

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
HEALTH CARE - 14.6%
Biotechnology - 4.6%
AbbVie Inc.	151,100	$14,612,881
Amgen Inc.	67,943	11,815,288
Biogen Inc.	20,200	6,435,114	*
Gilead Sciences Inc.	119,100	8,532,324

Total Biotechnology		41,395,607

Health Care Providers & Services - 3.0%
Aetna Inc.	31,555	5,692,206
AmerisourceBergen Corp.	15,300	1,404,846
Anthem Inc.	24,627	5,541,321
CIGNA Corp.	24,300	4,935,087
DaVita Inc.	18,700	1,351,075	*
HCA Healthcare Inc.	35,250	3,096,360	*
Laboratory Corporation of America Holdings	9,700	1,547,247	*
McKesson Corp.	19,000	2,963,050
Quest Diagnostics Inc.	12,528	1,233,883

Total Health Care Providers & Services		27,765,075

Pharmaceuticals - 7.0%
Bristol-Myers Squibb Co.	114,600	7,022,688
Johnson & Johnson	255,732	35,730,875
Perrigo Co. PLC	12,800	1,115,648
Pfizer Inc.	542,982	19,666,808

Total Pharmaceuticals		63,536,019

TOTAL HEALTH CARE		132,696,701

INDUSTRIALS - 8.3%
Aerospace & Defense - 2.3%
General Dynamics Corp.	31,345	6,377,140
Huntington Ingalls Industries Inc.	4,400	1,037,080
L3 Technologies Inc.	7,504	1,484,666
Spirit AeroSystems Holdings Inc., Class A Shares	11,500	1,003,375
Textron Inc.	25,485	1,442,196
United Technologies Corp.	76,199	9,720,707

Total Aerospace & Defense		21,065,164

Air Freight & Logistics - 0.9%
FedEx Corp.	4,000	998,160
United Parcel Service Inc., Class B Shares	62,600	7,458,790

Total Air Freight & Logistics		8,456,950

Airlines - 1.2%
American Airlines Group Inc.	46,700	2,429,801
Delta Air Lines Inc.	69,800	3,908,800
JetBlue Airways Corp.	29,200	652,328	*
Southwest Airlines Co.	57,472	3,761,542

Total Airlines		10,752,471

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Building Products - 0.2%
Owens Corning	10,602	$974,748
USG Corp.	13,400	516,704	*

Total Building Products		1,491,452

Construction & Engineering - 0.1%
Jacobs Engineering Group Inc.	11,476	756,957

Electrical Equipment - 0.4%
Eaton Corp. PLC	42,492	3,357,293
Hubbell Inc.	4,600	622,564

Total Electrical Equipment		3,979,857

Industrial Conglomerates - 1.3%
Carlisle Cos. Inc.	5,700	647,805
Honeywell International Inc.	72,379	11,100,044

Total Industrial Conglomerates		11,747,849

Machinery - 1.2%
AGCO Corp.	7,573	540,939
Allison Transmission Holdings Inc.	12,900	555,603
Cummins Inc.	16,000	2,826,240
Ingersoll-Rand PLC	22,713	2,025,773
PACCAR Inc.	33,283	2,365,756
Pentair PLC	14,544	1,027,097
Snap-on Inc.	5,600	976,080
Trinity Industries Inc.	13,800	516,948

Total Machinery		10,834,436

Professional Services - 0.2%
Manpowergroup Inc.	6,600	832,326
Robert Half International Inc.	12,000	666,480

Total Professional Services		1,498,806

Road & Rail - 0.4%
AMERCO	1,955	738,814
Norfolk Southern Corp.	18,000	2,608,200

Total Road & Rail		3,347,014

Trading Companies & Distributors - 0.1%
United Rentals Inc.	8,100	1,392,471	*

TOTAL INDUSTRIALS		75,323,427

INFORMATION TECHNOLOGY - 15.5%
Communications Equipment - 2.3%
ARRIS International PLC	17,100	439,299	*
Cisco Systems Inc.	474,553	18,175,380
Juniper Networks Inc.	36,200	1,031,700
Motorola Solutions Inc.	15,500	1,400,270

Total Communications Equipment		21,046,649

Electronic Equipment, Instruments & Components - 0.7%
Arrow Electronics Inc.	8,465	680,671	*
CDW Corp.	15,200	1,056,248

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Electronic Equipment, Instruments & Components - (continued)
Corning Inc.	119,744	$3,830,610
Jabill Inc.	16,209	425,486
SYNNEX Corp.	2,600	353,470

Total Electronic Equipment, Instruments & Components		6,346,485

IT Services - 1.8%
Alliance Data Systems Corp.	3,900	988,572
Booz Allen Hamilton Holding Corp.	13,300	507,129
CSRA Inc.	11,000	329,120
International Business Machines Corp.	87,069	13,358,126
Western Union Co.	44,466	845,299

Total IT Services		16,028,246

Semiconductors & Semiconductor Equipment - 3.4%
Applied Materials Inc.	94,700	4,841,064
Intel Corp.	447,156	20,640,721
KLA-Tencor Corp.	14,300	1,502,501
Marvell Technology Group Ltd.	47,700	1,024,119
Qorvo Inc.	12,000	799,200	*
Skyworks Solutions Inc.	17,200	1,633,140
Teradyne Inc.	13,700	573,619

Total Semiconductors & Semiconductor Equipment		31,014,364

Software - 2.2%
CA Inc.	38,159	1,269,931
Oracle Corp.	390,192	18,448,278

Total Software		19,718,209

Technology Hardware, Storage & Peripherals - 5.1%
Apple Inc.	244,794	41,426,489
HP Inc.	160,600	3,374,206
NetApp Inc.	18,100	1,001,292
Xerox Corp.	24,075	701,786

Total Technology Hardware, Storage & Peripherals		46,503,773

TOTAL INFORMATION TECHNOLOGY		140,657,726

MATERIALS - 2.5%
Chemicals - 1.5%
Ashland Global Holdings Inc.	5,400	384,480
Celanese Corp., Series A Shares	13,200	1,413,456
Eastman Chemical Co.	13,814	1,279,729
Huntsman Corp.	22,000	732,380
LyondellBasell Industries NV, Class A Shares	46,178	5,094,357
PPG Industries Inc.	23,200	2,710,224
RPM International Inc.	11,500	602,830
Westlake Chemical Corp.	12,200	1,299,666

Total Chemicals		13,517,122

Containers & Packaging - 0.5%
Crown Holdings Inc.	12,946	728,212	*
International Paper Co.	39,107	2,265,860

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Containers & Packaging - (continued)
Packaging Corp. of America	8,600	$1,036,730
Sonoco Products Co.	9,365	497,656

Total Containers & Packaging		4,528,458

Metals & Mining - 0.5%
Newmont Mining Corp.	33,800	1,268,176
Nucor Corp.	30,342	1,929,144
Reliance Steel & Aluminum Co.	6,007	515,341
Steel Dynamics Inc.	22,900	987,677

Total Metals & Mining		4,700,338

TOTAL MATERIALS		22,745,918

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Jones Lang LaSalle Inc.	4,300	640,399

TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.2%
Verizon Communications Inc.	371,700	19,674,081

UTILITIES - 2.6%
Electric Utilities - 1.8%
American Electric Power Co. Inc.	46,631	3,430,643
Duke Energy Corp.	56,649	4,764,747
Edison International	3,448	218,052
Entergy Corp.	17,100	1,391,769
Eversource Energy	30,114	1,902,602
OGE Energy Corp.	19,090	628,252
Pinnacle West Capital Corp.	10,613	904,015
Westar Energy Inc.	12,900	681,120
Xcel Energy Inc.	44,489	2,140,366

Total Electric Utilities		16,061,566

Gas Utilities - 0.2%
National Fuel Gas Co.	8,100	444,771
UGI Corp.	15,800	741,810

Total Gas Utilities		1,186,581

Independent Power and Renewable Electricity Producers - 0.0%
AES Corp.	20,700	224,181

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY		SHARES	VALUE
Multi-Utilities - 0.6%
Ameren Corp.		22,842	$1,347,450
DTE Energy Co.		17,125	1,874,502
Public Service Enterprise Group Inc.		47,992	2,471,588

Total Multi-Utilities			5,693,540

TOTAL UTILITIES			23,165,868

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $608,041,942)			874,352,242

	RATE
SHORT-TERM INVESTMENTS - 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $6,211,464)	1.219%	6,211,464	6,211,464

TOTAL INVESTMENTS - 97.1% (Cost - $614,253,406)			880,563,706
Other Assets in Excess of Liabilities - 2.9%			26,474,998

TOTAL NET ASSETS - 100.0%			$907,038,704

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL - Diversified US Large Cap Value Fund (formerly Legg Mason BW Diversified Large Cap Value Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$874,352,242	—	—	$874,352,242
Short-Term Investments†	6,211,464	—	—	6,211,464

Total Investments	$880,563,706	—	—	$880,563,706

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 23, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 23, 2018